Fees Summary	Jan. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 749,017,500.00
Previously Paid Amount	0.00
Total Fee Amount	103,439.32
Total Offset Amount	0.00
Net Fee	103,439.32
Narrative - Max Aggregate Offering Price	$ 749,017,500.00
Final Prospectus	true